Derivative Financial Instruments (Effect Of Derivative Instruments On Cash Flow Hedging And Relationship Between Income And Other Comprehensive Income) (Details) - Derivatives designated as hedging instruments - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Payroll
Derivative Instruments, Gain (Loss) [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification, after Tax	[1]	$ 135,725	$ (18,324)	$ (64,512)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	[1]	(104,709)	(36,927)	(125,063)
Gain (Loss) from Projects (Hedging)
Derivative Instruments, Gain (Loss) [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification, after Tax	[1]	(170,932)	69,597	(55,269)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	[1]	14,905	13,206	21,442
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification, after Tax	[1]	(35,207)	51,273	(119,781)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	[1]	$ (89,804)	$ (23,721)	$ (103,621)

[1]	Other comprehensive income, net of tax expenses in the amounts of $3,414, $3,541 and $132 for the years 2025, 2024 and 2023, respectively.